Rule 497(e)

Registration Nos. 333-210186 and 811-23147

FIRST TRUST EXCHANGE-TRADED FUND VIII
(the “Trust”)

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY
(the “Fund”)

SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED JUNE 11, 2020

Notwithstanding anything to the contrary in the Fund’s prospectus or statement of additional information, the Fund will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act of 1940 to invest in other investment companies.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE